Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS – 92.98%
Austria – 1.86%
286,956	Erste Group Bank AG	$17,761,465
Brazil – 4.61%
7,642,700	Ambev SA	14,532,519
545,892	Embraer SA Sponsored – ADR(a)	20,023,319
1,234,600	Telefonica Brasil SA(a)	9,410,703
		43,966,541
Canada – 2.67%
518,565	CAE, Inc.(a)	13,161,180
432,912	Open Text Corp.	12,260,068
		25,421,248
China – 2.71%
2,440,000	Alibaba Group Holding Ltd.	25,823,391
France – 15.69%
327,456	BNP Paribas SA	20,104,761
1,369,946	Carrefour SA	19,498,196
160,335	Danone SA	10,835,401
762,981	Engie SA	12,100,433
62,043	Kering SA	15,324,340
1,723,937	Orange SA	17,201,148
131,357	Publicis Groupe SA	13,984,224
215,348	Sanofi SA	20,934,152
104,961	Societe BIC SA	6,936,582
226,179	TotalEnergies SE	12,601,536
		149,520,773
Germany – 8.52%
409,648	Deutsche Post AG	14,461,554
245,922	Fresenius & Co. KGaA(a)	8,536,193
111,367	Heidelberg Materials AG	13,760,861
242,979	Henkel AG & Co. KGaA	18,725,722
358,662	Infineon Technologies AG	11,707,356
56,971	SAP SE	14,013,401
		81,205,087
Shares		Value
Hong Kong – 2.32%
16,031,200	Budweiser Brewing Co. APAC Ltd.(b)	$15,310,922
11,842,000	First Pacific Co. Ltd.	6,849,084
		22,160,006
Italy – 3.70%
211,198	Buzzi SpA	7,796,350
912,513	Eni SpA	12,481,667
3,732,512	Intesa Sanpaolo SpA	14,970,430
		35,248,447
Japan – 13.61%
1,687,300	Astellas Pharma, Inc.	16,384,913
419,500	Bridgestone Corp.(c)	14,100,706
1,169,900	Honda Motor Co. Ltd.	11,138,394
1,257,300	Kubota Corp.(c)	14,565,524
268,200	Makita Corp.	8,155,688
589,500	Mitsubishi UFJ Financial Group, Inc.	6,882,239
3,727,600	Nissan Motor Co. Ltd.	11,305,210
773,900	Sumitomo Mitsui Trust Group, Inc.	18,077,942
1,099,883	Takeda Pharmaceutical Co. Ltd.	29,116,456
		129,727,072
Mexico – 4.57%
835,243	America Movil SAB de CV – ADR	11,952,327
3,266,006	America Movil SAB de CV - Class B	2,341,700
2,193,502	Cemex SAB de CV Sponsored – ADR	12,371,351
14,107,970	Fibra Uno Administracion SA de CV	14,019,334
2,020,275	Kimberly-Clark de Mexico SAB de CV – Class A	2,848,597
		43,533,309
Netherlands – 5.58%
399,426	Heineken Holding NV	23,947,627

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

Shares		Value
579,625	Koninklijke Philips NV(a)	$14,682,644
581,878	STMicroelectronics NV	14,574,216
		53,204,487
Russia – 0.00%
1,013,133	Mobile TeleSystems PJSC(d)	—
South Korea – 3.58%
181,916	Hana Financial Group, Inc.	6,960,704
73,024	Hyundai Mobis Co. Ltd.	11,613,497
61,146	KT&G Corp.	4,424,415
311,384	Samsung Electronics Co. Ltd.	11,112,302
		34,110,918
Switzerland – 7.34%
98,796	Cie Financiere Richemont SA – Class A Registered	14,945,287
155,235	Novartis AG Registered	15,113,260
7,948	Swatch Group AG Bearer	1,444,636
516,699	Swatch Group AG Registered	18,251,310
661,313	UBS Group AG Registered	20,247,254
		70,001,747
Taiwan – 0.71%
208,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,760,011
Shares		Value
United Kingdom – 15.51%
3,583,656	Barclays Plc	$11,988,039
1,267,091	GSK Plc	21,372,377
4,248,568	J Sainsbury Plc	14,517,929
3,982,927	Kingfisher Plc	12,380,372
249,620	Reckitt Benckiser Group Plc	15,109,693
1,650,810	Rolls-Royce Holdings Plc(a)	11,706,544
408,052	Shell Plc	12,719,391
1,382,429	Smith & Nephew Plc	17,131,644
2,834,184	Tesco Plc	13,035,414
1,738,164	WPP Plc	17,916,725
		147,878,128
TOTAL COMMON STOCKS (Cost $850,778,079)		$886,322,630
PREFERRED STOCKS – 4.33%
Brazil – 1.74%
2,801,200	Petroleo Brasileiro SA, 7.224%(e)	$16,567,647
Russia – 0.00%
21,512,699	Surgutneftegas PJSC, 2.033%(d),(e)	—
South Korea – 1.01%
325,450	Samsung Electronics Co. Ltd., 3.269%(e)	9,666,508
Spain – 1.58%
2,046,565	Grifols SA – Class B(a)	15,017,864
TOTAL PREFERRED STOCKS (Cost $58,942,764)		$41,252,019

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 3.42%
Money Market Funds — 3.42%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.29%(f)	32,629,391	$32,629,391
TOTAL SHORT-TERM INVESTMENTS (Cost $32,629,391)		$32,629,391
Total Investments (Cost $942,350,234) – 100.73%		$960,204,040
Liabilities in Excess of Other Assets – (0.73)%		(6,965,498)
TOTAL NET ASSETS – 100.00%		$953,238,542

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,310,922 which represented 1.61% of the net assets of the Fund.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(f)	The rate shown is the annualized seven day yield as of December 31, 2024.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2024

COMMON STOCKS
Aerospace & Defense	4.71%
Air Freight & Logistics	1.52%
Automobile Components	2.70%
Automobiles	2.36%
Banks	10.15%
Beverages	5.63%
Broadline Retail	2.71%
Capital Markets	2.12%
Commercial Services & Supplies	0.73%
Construction Materials	3.56%
Consumer Staples Distribution & Retail	4.93%
Diversified REITs	1.47%
Diversified Telecommunication Services	2.79%
Food Products	1.86%
Health Care Equipment & Supplies	3.34%
Health Care Providers & Services	0.90%
Household Products	3.84%
Machinery	2.38%
Media	3.35%
Multi-Utilities	1.27%
Oil, Gas & Consumable Fuels	3.96%
Pharmaceuticals	10.80%
Semiconductors & Semiconductor Equipment	3.47%
Software	2.76%
Specialty Retail	1.30%
Technology Hardware, Storage & Peripherals	1.17%
Textiles, Apparel & Luxury Goods	5.24%
Tobacco	0.46%
Wireless Telecommunication Services	1.50%
TOTAL COMMON STOCKS	92.98%
PREFERRED STOCKS
Biotechnology	1.58%
Oil, Gas & Consumable Fuels	1.74%
Technology Hardware, Storage & Peripherals	1.01%
TOTAL PREFERRED STOCKS	4.33%
SHORT-TERM INVESTMENTS	3.42%
TOTAL INVESTMENTS	100.73%
Liabilities in Excess of Other Assets	(0.73)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS – 97.55%
Austria – 3.04%
23,164	Erste Group Bank AG	$1,433,762
Brazil – 4.57%
374,400	Ambev SA	711,918
144,220	Embraer SA(a)	1,322,704
3,397	Embraer SA Sponsored – ADR(a)	124,602
		2,159,224
Canada – 1.49%
27,794	CAE, Inc.(a)	705,412
China – 2.40%
71,500	Alibaba Group Holding Ltd.	756,710
985,000	Topsports International Holdings Ltd.	375,110
		1,131,820
France – 9.12%
31,283	Carrefour SA	445,245
2,328	Kering SA	575,005
5,141	Pernod Ricard SA	580,866
6,023	Publicis Groupe SA	641,207
12,959	Sanofi SA	1,259,755
14,484	TotalEnergies SE	806,974
		4,309,052
Germany – 3.43%
8,407	Heidelberg Materials AG	1,038,796
2,359	SAP SE	580,253
		1,619,049
Hong Kong – 2.60%
102,800	AIA Group Ltd.	738,398
513,200	Budweiser Brewing Co. APAC Ltd.(b)	490,142
		1,228,540
Ireland – 1.40%
7,168	CRH Plc	663,543
Japan – 1.29%
23,100	Takeda Pharmaceutical Co. Ltd.	611,511
Malaysia – 1.13%
620,300	Genting Bhd	535,212
Shares		Value
Mexico – 0.63%
299,066	Fibra Uno Administracion SA de CV	$297,187
Netherlands – 1.18%
7,840	Heineken NV	558,750
South Korea – 2.25%
1,485	Hyundai Mobis Co. Ltd.	236,169
2,198	Hyundai Motor Co.	312,052
14,353	Samsung Electronics Co. Ltd.	512,213
		1,060,434
Switzerland – 3.39%
3,267	Cie Financiere Richemont SA – Class A Registered	494,213
36,213	UBS Group AG Registered	1,108,724
		1,602,937
Taiwan – 1.79%
26,000	Taiwan Semiconductor Manufacturing Co. Ltd.	845,001
Thailand – 1.00%
103,300	Kasikornbank PCL – Class F	471,129
United Kingdom – 14.42%
111,428	BP Plc	550,785
72,322	GSK Plc	1,219,875
21,894	Imperial Brands Plc	700,145
118,707	Kingfisher Plc	368,984
92,788	NatWest Group Plc	464,984
8,827	Reckitt Benckiser Group Plc	534,305
115,259	Rolls-Royce Holdings Plc(a)	817,347
15,487	Shell Plc Sponsored – ADR	970,261
51,183	Smith & Nephew Plc	634,282
53,535	WPP Plc	551,831
		6,812,799
United States – 42.42%
3,509	Alphabet, Inc. – Class A	664,254
10,009	Amdocs Ltd.	852,166
7,208	American International Group, Inc.	524,742
26,122	Bank of America Corp.	1,148,062

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

Shares		Value
9,283	Bank of New York Mellon Corp.	$713,213
4,452	Cardinal Health, Inc.	526,538
2,999	Cigna Corp.	828,144
13,539	Citigroup, Inc.	953,010
10,419	Cognizant Technology Solutions Corp. – Class A	801,221
23,693	Comcast Corp. – Class A	889,198
14,527	Corteva, Inc.	827,458
7,966	CVS Health Corp.	357,594
3,707	Emerson Electric Co.	459,409
7,723	Evergy, Inc.	475,351
2,616	FedEx Corp.	735,959
5,195	Fiserv, Inc.(a)	1,067,157
18,790	Halliburton Co.	510,900
1,667	HCA Healthcare, Inc.	500,350
2,267	Labcorp Holdings, Inc.	519,868
1,781	McKesson Corp.	1,015,010
6,002	Merck & Co., Inc.	597,079
6,272	Micron Technology, Inc.	527,852
3,096	Mohawk Industries, Inc.(a)	368,827
Shares		Value
10,607	OneMain Holdings, Inc.	$552,943
33,727	Pfizer, Inc.	894,777
3,610	PNC Financial Services Group, Inc.	696,189
4,081	State Street Corp.	400,550
8,817	Textron, Inc.	674,412
13,639	Wells Fargo & Co.	958,003
		20,040,236
TOTAL COMMON STOCKS (Cost $33,878,364)		$46,085,598
PREFERRED STOCKS – 1.14%
South Korea – 0.50%
7,965	Samsung Electronics Co. Ltd., 3.269%(c)	$236,576
Spain – 0.64%
40,810	Grifols SA – Class B – ADR (a)	303,627
TOTAL PREFERRED STOCKS (Cost $872,725)		$540,203

	Shares	Value
SHORT-TERM INVESTMENTS – 1.27%
Money Market Funds — 1.27%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.29%(d)	597,632	$597,632
TOTAL SHORT-TERM INVESTMENTS (Cost $597,632)		$597,632
Total Investments (Cost $35,348,721) – 99.96%		$47,223,433
Other Assets in Excess of Liabilities – 0.04%		21,204
TOTAL NET ASSETS – 100.00%		$47,244,637

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $490,142 which represented 1.04% of the net assets of the Fund.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of December 31, 2024.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2024

COMMON STOCKS
Aerospace & Defense	7.71%
Air Freight & Logistics	1.56%
Automobile Components	0.50%
Automobiles	0.66%
Banks	12.98%
Beverages	4.96%
Broadline Retail	1.60%
Capital Markets	4.71%
Chemicals	1.75%
Construction Materials	3.60%
Consumer Finance	1.17%
Consumer Staples Distribution & Retail	0.94%
Diversified REITs	0.63%
Electric Utilities	1.01%
Electrical Equipment	0.97%
Energy Equipment & Services	1.08%
Financial Services	2.26%
Health Care Equipment & Supplies	1.34%
Health Care Providers & Services	7.93%
Hotels, Restaurants & Leisure	1.13%
Household Durables	0.78%
Household Products	1.13%
Insurance	2.67%
Interactive Media & Services	1.41%
IT Services	3.50%
Media	4.41%
Oil, Gas & Consumable Fuels	4.93%
Pharmaceuticals	9.68%
Semiconductors & Semiconductor Equipment	2.91%
Software	1.23%
Specialty Retail	1.58%
Technology Hardware, Storage & Peripherals	1.09%
Textiles, Apparel & Luxury Goods	2.26%
Tobacco	1.48%
TOTAL COMMON STOCKS	97.55%
PREFERRED STOCKS
Biotechnology	0.64%
Technology Hardware, Storage & Peripherals	0.50%
TOTAL PREFERRED STOCKS	1.14%
SHORT-TERM INVESTMENTS	1.27%
TOTAL INVESTMENTS	99.96%
Other Assets in Excess of Liabilities	0.04%
TOTAL NET ASSETS	100.00%

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2024 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS – 97.29%
Austria – 3.58%
355,238	Erste Group Bank AG	$21,987,857
Brazil – 9.63%
560,407	Embraer SA Sponsored – ADR(a)	20,555,729
961,966	Engie Brasil Energia SA	5,521,319
2,976,833	Neoenergia SA	9,106,322
4,125,700	Sendas Distribuidora SA(a)	3,762,298
880,000	Suzano SA(a)	8,851,172
367,900	Telefonica Brasil SA(a)	2,804,307
3,662,500	TIM SA	8,632,964
		59,234,111
Chile – 0.88%
1,822,284	Empresa Nacional de Telecomunicaciones SA	5,410,462
China – 20.87%
2,395,300	Alibaba Group Holding Ltd.	25,350,315
10,191,395	China Education Group Holdings Ltd.	4,456,606
3,118,000	China Resources Beer Holdings Co. Ltd.	10,149,682
8,288,000	Chinasoft International Ltd.(a)	5,480,053
349,490	Contemporary Amperex Technology Co. Ltd. – Class A	12,672,988
2,625,000	Galaxy Entertainment Group Ltd.	11,050,294
2,202,800	Haier Smart Home Co. Ltd. – Class H	7,696,955
2,427,326	LONGi Green Energy Technology Co. Ltd. – Class A	5,200,823
617,000	NetEase, Inc.	10,982,495
2,265,300	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	3,672,215
17,790,000	Topsports International Holdings Ltd.	6,774,818
6,770,000	TravelSky Technology Ltd. – Class H	8,994,220
Shares		Value
6,440,600	Wynn Macau Ltd.	$4,441,999
584,060	ZTO Express Cayman, Inc. Sponsored – ADR	11,418,373
		128,341,836
Greece – 0.97%
388,310	Hellenic Telecommunications Organization SA	5,978,817
Hong Kong – 2.87%
1,149,800	AIA Group Ltd.	8,258,856
564,600	ASMPT Ltd.	5,398,407
2,181,200	Luk Fook Holdings International Ltd.	4,014,238
		17,671,501
India – 5.27%
1,026,377	HDFC Bank Ltd.	21,225,792
1,045,121	Indus Towers Ltd.(a)	4,159,641
625,662	IndusInd Bank Ltd.	7,000,880
		32,386,313
Indonesia – 5.09%
65,715,311	Bank Rakyat Indonesia Persero Tbk PT	16,589,740
2,806,712	Gudang Garam Tbk PT(a)	2,310,724
18,939,800	Indofood Sukses Makmur Tbk PT	9,060,979
20,068,600	Telkom Indonesia Persero Tbk PT	3,359,203
		31,320,646
Luxembourg – 1.79%
447,962	Millicom International Cellular SA – SDR	10,980,562
Mexico – 8.11%
342,717	America Movil SAB de CV – ADR	4,904,280
1,586,133	America Movil SAB de CV - Class B	1,137,245
1,267,503	Cemex SAB de CV Sponsored – ADR	7,148,717
10,352,107	Fibra Uno Administracion SA de CV	10,287,068

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

Shares		Value
1,275,600	Kimberly-Clark de Mexico SAB de CV – ADR	$9,005,991
1,621,162	Kimberly-Clark de Mexico SAB de CV – Class A	2,285,845
2,051,547	Prologis Property Mexico SA de CV	5,697,813
3,579,581	Wal-Mart de Mexico SAB de CV	9,423,203
		49,890,162
Panama – 4.17%
351,206	Banco Latinoamericano de Comercio Exterior SA – Class E	12,492,397
149,416	Copa Holdings SA – Class A	13,130,678
		25,623,075
Philippines – 1.51%
4,408,869	Bank of the Philippine Islands	9,298,678
Russia – 0.00%
236,429	LUKOIL PJSC(b)	—
4,858,073	Mobile TeleSystems PJSC(b)	—
7,919,891	Sberbank of Russia PJSC(b)	—
31,423,480	Sistema AFK PAO(a),(b)	—
		—
Singapore – 2.09%
5,670,693	Wilmar International Ltd.	12,870,973
South Africa – 1.84%
1,125,722	Absa Group Ltd.	11,319,110
Shares		Value
South Korea – 8.97%
155,821	Hana Financial Group, Inc.	$5,962,224
23,290	LG H&H Co. Ltd.	4,790,481
854,181	Samsung Electronics Co. Ltd.	30,482,997
142,272	Shinhan Financial Group Co. Ltd.	4,613,430
81,440	SK Hynix, Inc.	9,332,236
		55,181,368
Taiwan – 14.88%
2,487,430	Chailease Holding Co. Ltd.	8,559,069
1,845,900	Taiwan Semiconductor Manufacturing Co. Ltd.	59,991,847
289,000	Wiwynn Corp.	22,942,941
		91,493,857
Thailand – 2.79%
30,042,081	3BB Internet Infrastructure Fund(a)	4,581,869
2,760,200	Kasikornbank PCL – Class F	12,588,682
		17,170,551
United Kingdom – 1.98%
1,236,233	HSBC Holdings Plc	12,143,643
TOTAL COMMON STOCKS (Cost $659,595,123)		$598,303,522
PREFERRED STOCKS – 2.60%
Brazil – 2.60%
2,701,400	Petroleo Brasileiro SA, 7.224%(c)	$15,977,381
TOTAL PREFERRED STOCKS (Cost $10,161,030)		$15,977,381

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.32%
Money Market Funds — 0.32%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.29%(d)	1,963,147	$1,963,147
TOTAL SHORT-TERM INVESTMENTS (Cost $1,963,147)		$1,963,147
Total Investments (Cost $671,719,300) – 100.21%		$616,244,050
Liabilities in Excess of Other Assets – (0.21)%		(1,296,530)
TOTAL NET ASSETS – 100.00%		$614,947,520

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of December 31, 2024.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2024

COMMON STOCKS
Aerospace & Defense	3.34%
Air Freight & Logistics	1.86%
Banks	19.97%
Beverages	1.65%
Broadline Retail	4.12%
Construction Materials	1.16%
Consumer Staples Distribution & Retail	2.14%
Diversified Consumer Services	0.72%
Diversified REITs	1.67%
Diversified Telecommunication Services	3.40%
Electric Utilities	1.48%
Electrical Equipment	2.06%
Entertainment	1.79%
Financial Services	3.42%
Food Products	3.56%
Health Care Providers & Services	0.60%
Hotels, Restaurants & Leisure	3.98%
Household Durables	1.25%
Household Products	1.83%
Independent Power and Renewable Electricity Producers	0.90%
Industrial Real Estate Investment Trusts	0.93%
Insurance	1.34%
IT Services	0.89%
Oil, Gas & Consumable Fuels	0.00%
Paper & Forest Products	1.44%
Passenger Airlines	2.14%
Personal Care Products	0.78%
Semiconductors & Semiconductor Equipment	13.01%
Specialty Retail	1.75%
Technology Hardware, Storage & Peripherals	8.68%
Tobacco	0.37%
Wireless Telecommunication Services	5.06%
TOTAL COMMON STOCKS	97.29%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	2.60%
TOTAL PREFERRED STOCKS	2.60%
SHORT-TERM INVESTMENTS	0.32%
TOTAL INVESTMENTS	100.21%
Liabilities in Excess of Other Assets	(0.21)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited)

1

Shares		Value
COMMON STOCKS – 92.40%
Austria – 1.62%
522,639	Addiko Bank AG(a)	$10,665,100
Belgium – 0.95%
720,617	Ontex Group NV(a)	6,262,725
Brazil – 6.41%
3,605,440	Embraer SA(a)	33,067,038
3,022,914	Neoenergia SA	9,247,287
		42,314,325
Canada – 8.75%
1,107,118	CAE, Inc.(a)	28,098,655
474,272	Canfor Corp.(a)	5,008,487
580,623	Corby Spirit and Wine Ltd.	5,065,228
1,156,725	Dorel Industries, Inc. – Class B(a)	3,130,307
51,708	Lassonde Industries, Inc. – Class A	6,648,711
362,408	Pason Systems, Inc.	3,431,335
192,569	Winpak Ltd.	6,394,183
		57,776,906
Chile – 1.65%
137,894,049	Enel Chile SA	7,972,558
1,015,013	Enel Chile SA Sponsored – ADR	2,923,237
		10,895,795
France – 6.45%
657,084	Elior Group SA(a),(b)	1,912,822
935,709	Euroapi SA(a)	2,786,479
642,436	LISI SA	14,640,282
21,230	LISI SA Registered (2025)	483,804
71,431	LISI SA Registered (2026)	1,627,820
99,490	Societe BIC SA	6,575,019
384,091	Vicat SACA	14,575,429
		42,601,655
Germany – 0.59%
91,918	Draegerwerk AG & Co. KGaA	3,896,680
Greece – 0.38%
220,634	Sarantis SA	2,486,556
Shares		Value
Hong Kong – 6.72%
2,059,500	Dickson Concepts International Ltd.	$1,317,906
64,290,000	Emperor Watch & Jewellery Ltd.	1,382,376
28,269,000	First Pacific Co. Ltd.	16,350,006
23,932,020	PAX Global Technology Ltd.	16,547,024
35,206,000	Pico Far East Holdings Ltd.	8,326,775
202,500	Yue Yuen Industrial Holdings Ltd.	451,091
		44,375,178
Hungary – 2.07%
4,262,972	Magyar Telekom Telecommunications Plc	13,673,763
Indonesia – 1.07%
14,810,300	Indofood Sukses Makmur Tbk PT	7,085,387
Ireland – 6.67%
2,211,890	AIB Group Plc	12,231,539
319,941	Avadel Pharmaceuticals Plc(a)	3,362,580
10,751,167	C&C Group Plc	19,650,705
3,620,671	Greencore Group Plc(a)	8,765,934
		44,010,758
Italy – 0.73%
130,274	Buzzi SpA	4,809,050
Japan – 11.24%
1,006,300	Futaba Corp.	3,212,531
818,200	H.U. Group Holdings, Inc.	13,260,969
1,103,100	Hachijuni Bank Ltd.	7,048,036
1,499,000	Hyakugo Bank Ltd.	5,969,930
220,000	Kaken Pharmaceutical Co. Ltd.	6,276,741
407,000	Kissei Pharmaceutical Co. Ltd.	10,677,810
874,800	Koatsu Gas Kogyo Co. Ltd.	4,490,858
876,344	Komori Corp.	6,643,948

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

Shares		Value
656,100	Medipal Holdings Corp.	$9,866,921
592,100	Nihon Parkerizing Co. Ltd.	4,867,951
95,900	Oita Bank Ltd.	1,887,438
		74,203,133
Luxembourg – 2.44%
642,787	Millicom International Cellular SA(a)	16,076,103
Mexico – 5.02%
8,322,404	Bolsa Mexicana de Valores SAB de CV	13,315,208
32,000,124	Consorcio ARA SAB de CV(a)	4,911,055
12,901,312	Fibra Uno Administracion SA de CV	12,820,257
51,749	Kimberly-Clark de Mexico SAB de CV – Class A	72,966
241,860	Qualitas Controladora SAB de CV	2,034,658
		33,154,144
Panama – 1.54%
285,930	Banco Latinoamericano de Comercio Exterior SA – Class E	10,170,530
Slovenia – 2.54%
406,612	Nova Ljubljanska Banka – GDR(b)	10,487,608
245,702	Nova Ljubljanska Banka – GDR	6,278,712
		16,766,320
South Korea – 2.97%
70,539	Binggrae Co. Ltd.	3,877,106
393,184	S-1 Corp.	15,707,342
		19,584,448
Shares		Value
Spain – 2.50%
14,683,617	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	$16,487,668
Switzerland – 4.14%
10,877	Bystronic AG	3,716,554
1,042,582	Montana Aerospace AG(a),(b)	16,465,517
61,603	Valiant Holding AG Registered	7,176,637
		27,358,708
United Kingdom – 15.95%
1,760,626	Balfour Beatty Plc	10,024,373
1,304,697	Burberry Group Plc	15,955,240
12,547,841	ITV Plc	11,599,691
4,080,429	J Sainsbury Plc	13,943,375
2,943,448	LSL Property Services Plc	11,202,104
4,469,364	Mitie Group Plc	6,108,483
958,318	QinetiQ Group Plc	4,967,106
1,855,039	Rolls-Royce Holdings Plc(a)	13,154,812
910,481	St James's Place Plc	9,857,572
1,358,572	Yellow Cake Plc(a),(b)	8,512,320
		105,325,076
TOTAL COMMON STOCKS (Cost $494,778,663)		$609,980,008
PREFERRED STOCKS – 4.46%
Germany – 1.97%
270,924	Draegerwerk AG & Co. KGaA, 3.871%(c)	$13,049,603
Spain – 2.49%
2,207,036	Grifols SA – Class B – ADR (a)	16,420,348
TOTAL PREFERRED STOCKS (Cost $30,855,549)		$29,469,951

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 3.78%
Money Market Funds — 3.78%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.29%(d)	24,925,561	$24,925,561
TOTAL SHORT-TERM INVESTMENTS (Cost $24,925,561)		$24,925,561
Total Investments (Cost $550,559,773) – 100.64%		$664,375,520
Liabilities in Excess of Other Assets – (0.64)%		(4,245,583)
TOTAL NET ASSETS – 100.00%		$660,129,937

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $37,378,266 which represented 5.66% of the net assets of the Fund.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of December 31, 2024.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2024

COMMON STOCKS
Aerospace & Defense	17.03%
Banks	9.35%
Beverages	3.75%
Capital Markets	3.51%
Chemicals	1.42%
Commercial Services & Supplies	4.29%
Construction & Engineering	1.52%
Construction Materials	2.94%
Consumer Staples Distribution & Retail	2.11%
Containers & Packaging	0.97%
Diversified REITs	1.94%
Diversified Telecommunication Services	2.07%
Electric Utilities	3.05%
Electrical Equipment	0.49%
Electronic Equipment, Instruments & Components	2.50%
Energy Equipment & Services	0.52%
Financial Services	1.54%
Food Products	6.48%
Health Care Equipment & Supplies	0.59%
Health Care Providers & Services	3.50%
Hotels, Restaurants & Leisure	0.29%
Household Durables	1.21%
Household Products	0.01%
Insurance	2.81%
Machinery	1.57%
Media	3.02%
Oil, Gas & Consumable Fuels	1.29%
Paper & Forest Products	0.76%
Personal Care Products	1.33%
Pharmaceuticals	3.50%
Real Estate Management & Development	1.70%
Specialty Retail	0.41%
Textiles, Apparel & Luxury Goods	2.49%
Wireless Telecommunication Services	2.44%
TOTAL COMMON STOCKS	92.40%
PREFERRED STOCKS
Biotechnology	2.49%
Health Care Equipment & Supplies	1.97%
TOTAL PREFERRED STOCKS	4.46%
SHORT-TERM INVESTMENTS	3.78%
TOTAL INVESTMENTS	100.64%
Liabilities in Excess of Other Assets	(0.64)%
TOTAL NET ASSETS	100.00%

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2024 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS – 97.03%
Aerospace & Defense – 18.48%
73,395	CAE, Inc.(a)	$1,862,765
50,409	Embraer SA Sponsored – ADR(a)	1,849,002
48,917	Hexcel Corp.	3,067,096
10,620	Moog, Inc. – Class A	2,090,441
29,104	National Presto Industries, Inc.	2,864,416
264,494	Park Aerospace Corp.	3,874,837
		15,608,557
Banks – 2.25%
47,610	Eagle Bancorp Montana, Inc.	729,861
40,583	National Bankshares, Inc.	1,165,138
		1,894,999
Biotechnology – 0.00%
11,508	PDL BioPharma, Inc.(a),(b)	1,871
Chemicals – 2.26%
10,676	Minerals Technologies, Inc.	813,618
16,550	Scotts Miracle-Gro Co.	1,097,927
		1,911,545
Commercial Services & Supplies – 3.70%
179,753	Healthcare Services Group, Inc.(a)	2,087,831
6,078	UniFirst Corp.	1,039,885
		3,127,716
Communications Equipment – 3.55%
107,514	NETGEAR, Inc.(a)	2,996,415
Construction & Engineering – 2.46%
283,747	Orion Group Holdings, Inc.(a)	2,079,865
Construction Materials – 0.84%
38,524	Buzzi SpA – ADR	709,670
Consumer Staples Distribution & Retail – 3.51%
45,984	Ingles Markets, Inc. – Class A	2,963,209
Containers & Packaging – 2.37%
59,245	Sealed Air Corp.	2,004,258
Shares		Value
Electronic Equipment, Instruments & Components – 3.46%
261,078	Arlo Technologies, Inc.(a)	$2,921,463
Energy Equipment & Services – 4.30%
259,742	Innovex International, Inc.(a)	3,628,596
Gas Utilities – 2.21%
17,733	Northwest Natural Holding Co.	701,518
17,174	Spire, Inc.	1,164,912
		1,866,430
Health Care Equipment & Supplies – 4.16%
108,081	LENSAR, Inc.(a)	966,244
41,452	Utah Medical Products, Inc.	2,548,054
		3,514,298
Health Care Providers & Services – 2.45%
86,445	Pediatrix Medical Group, Inc.(a)	1,134,158
43,848	Premier, Inc. – Class A	929,578
		2,063,736
Household Durables – 0.48%
149,737	Dorel Industries, Inc. – Class B(a)	405,215
Insurance – 1.00%
73,207	Crawford & Co. – Class A	846,273
Leisure Products – 3.48%
192,966	American Outdoor Brands, Inc.(a)	2,940,802
Machinery – 14.74%
18,402	Flowserve Corp.	1,058,483
86,046	Graham Corp.(a)	3,826,465
48,382	Hurco Companies, Inc.	933,289
141,092	Kennametal, Inc.	3,389,030
81,443	L.B. Foster Co. – Class A(a)	2,190,817
14,696	Timken Co.	1,048,853
		12,446,937
Office Real Estate Investment Trusts – 0.13%
62,222	Equity Commonwealth(a)	110,133
Oil, Gas & Consumable Fuels – 2.38%
73,159	World Kinect Corp.	2,012,604

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

Shares		Value
Personal Care Products – 3.92%
98,544	Edgewell Personal Care Co.	$3,311,078
Pharmaceuticals – 8.35%
85,157	Avadel Pharmaceuticals Plc(a)	895,000
246,196	Elanco Animal Health, Inc.(a)	2,981,434
45,659	Phibro Animal Health Corp. – Class A	958,839
28,333	Prestige Consumer Healthcare, Inc.(a)	2,212,524
		7,047,797
Professional Services – 0.99%
97,520	Resources Connection, Inc.	831,846
Software – 1.58%
93,632	SolarWinds Corp.	1,334,256
Textiles, Apparel & Luxury Goods – 2.74%
283,964	Hanesbrands, Inc.(a)	2,311,467
Shares		Value
Trading Companies & Distributors – 1.24%
13,987	MSC Industrial Direct Co., Inc. – Class A	$1,044,689
TOTAL COMMON STOCKS (Cost $71,919,891)		$81,935,725
PREFERRED STOCKS – 1.62%
Biotechnology – 1.62%
184,488	Grifols SA – Class B – ADR (a)	$1,372,591
TOTAL PREFERRED STOCKS (Cost $1,420,774)		$1,372,591
INVESTMENT COMPANIES – 0.99%
Trading Companies & Distributors – 0.99%
48,142	Sprott Physical Uranium Trust(a)	$832,593
TOTAL INVESTMENT COMPANIES (Cost $786,402)		$832,593

	Shares	Value
SHORT-TERM INVESTMENTS – 0.19%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.29%, (c)	157,599	$157,599
TOTAL SHORT-TERM INVESTMENTS (Cost $157,599)		$157,599
Total Investments (Cost $74,284,666) – 99.83%		$84,298,508
Other Assets in Excess of Liabilities – 0.17%		146,140
TOTAL NET ASSETS – 100.00%		$84,444,648

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	The rate shown is the annualized seven day yield as of December 31, 2024.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — December 31, 2024

COMMON STOCKS
Brazil	2.19%
Canada	2.69%
Ireland	1.06%
Italy	0.84%
United States	90.25%
TOTAL COMMON STOCKS	97.03%
PREFERRED STOCKS
Spain	1.62%
TOTAL PREFERRED STOCKS	1.62%
INVESTMENT COMPANIES
Canada	0.99%
TOTAL INVESTMENT COMPANIES	0.99%
SHORT-TERM INVESTMENTS	0.19%
TOTAL INVESTMENTS	99.83%
Other Assets in Excess of Liabilities	0.17%
TOTAL NET ASSETS	100.00%

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited)

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 3.67%
Federal Home Loan Mortgage Corporation – 1.92%
Pool A9-3505 4.500%, 8/1/2040	38,159	$37,032
Pool G0-6018 6.500%, 4/1/2039	9,103	9,368
Pool G1-8578 3.000%, 12/1/2030	350,776	337,509
Pool SD-2873 3.000%, 1/1/2052	2,060,901	1,770,356
Pool SD-8001 3.500%, 7/1/2049	185,110	165,743
Pool SD-8003 4.000%, 7/1/2049	181,402	167,937
		2,487,945
Federal National Mortgage Association – 1.75%
Pool 934124 5.500%, 7/1/2038	33,340	33,478
Pool AL9865 3.000%, 2/1/2047	609,933	526,378
Pool AS6201 3.500%, 11/1/2045	153,877	138,440
Pool BJ2553 3.500%, 12/1/2047	199,576	179,056
Pool BN6683 3.500%, 6/1/2049	320,759	287,758
Pool CA0483 3.500%, 10/1/2047	615,727	552,041
Pool CA1624 3.000%, 4/1/2033	352,377	334,875
Pool MA0918 4.000%, 12/1/2041	88,841	83,643
Pool MA3687 4.000%, 6/1/2049	145,567	133,141
Pool MA3695 3.000%, 7/1/2034	4,559	4,282
		2,273,092
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $4,876,788)		$4,761,037
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.630%, 10/25/2036(a)	238	$213
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $235)		$213
US GOVERNMENTS – 64.68%
Sovereign Government – 64.68%
United States Treasury Bond
4.750%, 2/15/2037	11,350,497	$11,518,538
3.500%, 2/15/2039	3,082,289	2,704,107
3.750%, 11/15/2043	12,286,874	10,591,189
3.000%, 5/15/2047	9,329,223	6,903,261
		31,717,095
United States Treasury Note
2.250%, 2/15/2027	15,607,255	14,976,258

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

	Principal Amount	Value
2.375%, 5/15/2029	23,951,090	$22,074,297
1.625%, 5/15/2031	17,976,124	15,163,844
		52,214,399
TOTAL US GOVERNMENTS (Cost $87,601,728)		$83,931,494
CORPORATE BONDS – 25.59%
Aerospace & Defense – 0.99%
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(b)	1,205,000	$1,289,942
Asset Management – 1.46%
Charles Schwab Corp. 5.375% (U.S. Treasury Yield Curve Rate CMT 5Y + 4.971%)(c)	1,900,225	1,888,354
Automotive – 1.86%
Ford Motor Credit Co. LLC
3.375%, 11/13/2025	423,842	417,200
2.700%, 8/10/2026	2,078,842	1,996,352
		2,413,552
Banking – 5.30%
Bank of America Corp. 4.450%, 3/3/2026	2,362,221	2,352,315
Citigroup, Inc. 4.400%, 6/10/2025	2,233,222	2,226,500
Fifth Third Bancorp 8.250%, 3/1/2038	380,381	456,196
USB Capital IX 5.938% (CME Term SOFR 3M + 1.282%, minimum of 5.938%), Perpetual, 2/2/2025(d)	2,129,060	1,836,620
		6,871,631
Biotechnology & Pharmaceuticals – 1.03%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(b)	1,415,000	1,329,279
Cable & Satellite – 0.06%
Charter Communications Operating LLC 4.908%, 7/23/2025	79,305	79,212
Commercial Support Services – 1.68%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(b)	994,223	993,666
6.250%, 1/15/2028(b)	1,188,685	1,182,213
		2,175,879
Containers & Packaging – 0.44%
Sealed Air Corp. 4.000%, 12/1/2027(b)	594,612	567,368

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

	Principal Amount	Value
Electric Utilities – 0.63%
American Transmission Systems, Inc. 2.650%, 1/15/2032(b)	677,534	$574,489
Commonwealth Edison Co. 5.900%, 3/15/2036	237,766	247,941
		822,430
Entertainment Content – 2.32%
Netflix, Inc. 4.375%, 11/15/2026	2,036,608	2,029,150
Univision Communications, Inc. 8.000%, 8/15/2028(b)	965,000	982,573
		3,011,723
Food – 0.70%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	986,533	909,006
Home Construction – 0.62%
PulteGroup, Inc. 5.500%, 3/1/2026	684	688
Toll Brothers Finance Corp. 4.875%, 11/15/2025	807,766	807,492
		808,180
Household Products – 0.83%
Coty, Inc. 5.000%, 4/15/2026(b)	1,076,594	1,074,354
Institutional Financial Services – 1.24%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%)(c)	1,663,842	1,606,547
Internet Media & Services – 1.56%
Expedia Group, Inc.
3.800%, 2/15/2028	150,307	145,202
3.250%, 2/15/2030	796,151	733,898
Meta Platforms, Inc. 4.950%, 5/15/2033	1,145,456	1,147,346
		2,026,446
Leisure Facilities & Services – 0.82%
Travel + Leisure Co. 6.625%, 7/31/2026(b)	1,056,839	1,068,135
Oil & Gas Producers – 1.82%
Hess Midstream Operations LP 4.250%, 2/15/2030(b)	516,689	476,278
Range Resources Corp. 4.875%, 5/15/2025	1,889,223	1,882,921
		2,359,199

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

	Principal Amount	Value
REIT – 0.67%
Iron Mountain, Inc.
4.875%, 9/15/2027(b)	852,228	$830,947
4.875%, 9/15/2027	38,767	37,799
		868,746
Software – 1.05%
VMware LLC
4.500%, 5/15/2025	237,153	236,809
3.900%, 8/21/2027	1,153,760	1,127,771
		1,364,580
Telecommunications – 0.51%
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(b)	317,748	319,037
T-Mobile USA, Inc. 4.750%, 2/1/2028	346,151	343,891
		662,928
TOTAL CORPORATE BONDS (Cost $33,261,444)		$33,197,491
FOREIGN ISSUER BONDS – 2.16%
Chemicals – 0.61%
Methanex Corp.
5.125%, 10/15/2027	283,229	$277,196
5.250%, 12/15/2029	541,689	522,003
		799,199
Oil, Gas Services & Equipment – 0.42%
Transocean, Inc. 8.750%, 2/15/2030(b)	529,090	545,664
Telecommunications – 1.13%
Optics Bidco SpA 6.375%, 11/15/2033(b)	1,278,000	1,280,620
Telecom Italia Capital SA 6.375%, 11/15/2033	182,302	180,852
		1,461,472
TOTAL FOREIGN ISSUER BONDS (Cost $2,848,345)		$2,806,335
ASSET BACKED SECURITIES – 0.66%
Specialty Finance – 0.66%
SLM Private Credit Student Loan Trust Series 2004-B, 5.050%, (CME Term SOFR 3M + 0.692%), 9/15/2033(d)	252,405	$247,858
SLM Private Credit Student Loan Trust Series 2005-A, 4.931%, (CME Term SOFR 3M + 0.572%), 12/15/2038(d)	199,825	195,171

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2006-A, 4.910%, (CME Term SOFR 3M + 0.552%), 6/15/2039(d)	310,911	$298,325
SLM Private Credit Student Loan Trust Series 2007-A, 4.860%, (CME Term SOFR 3M + 0.502%), 12/16/2041(d)	117,075	115,867
TOTAL ASSET BACKED SECURITIES (Cost $831,778)		$857,221

	Shares	Value
SHORT-TERM INVESTMENTS – 2.63%
Money Market Funds – 2.63%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.29%(e)	3,416,403	$3,416,403
TOTAL SHORT-TERM INVESTMENTS (Cost $3,416,403)		$3,416,403
Total Investments (Cost $132,836,721) – 99.39%		$128,970,194
Other Assets in Excess of Liabilities – 0.61%		790,889
Total Net Assets – 100.00%		$129,761,083

Percentages are stated as a percent of net assets.

5Y 5 Year
CMT Constant Maturity Treasury
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
3M 3 Month
CME Chicago Mercantile Exchange
LP Limited Partnership
REIT Real Estate Investment Trust

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,514,566 which represented 9.64% of the net assets of the Fund.

(c)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	The rate shown is the annualized seven day yield as of December 31, 2024.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.